Condensed Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2020	Dec. 31, 2019
Consolidated Balance Sheets [Abstract]
Common units issued	34,603,100	34,603,100
Common units outstanding	34,603,100	34,603,100